COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations and commercial commitments

The following table sets forth the Group’s contractual obligations and commercial commitments as of December 31, 2024:

	Payment Due by Period
		Less than			More than
	Total	1 year	2–3 years	4–5 years	5 years

	(in thousands of RMB)
Factory and office building construction commitments	182,975	162,882	20,093	—	—
Fix assets purchasing commitments	250,775	250,775	—	—	—
Total	433,750	413,657	20,093	—	—